U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 1, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F. Street, N.E.
Washington, D.C.  20549

Re:	Hotchkis and Wiley Funds (the “Trust”)
File Nos.  333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Diversified Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Value Opportunities Fund, the Capital Income Fund and the High Yield Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated August 29, 2011, and filed electronically as Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for U.S. Bancorp Fund Services, LLC